[LETTERHEAD OF ND CAPITAL,INC.]
                                      July 7, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

                   Re:   Integrity Small-Cap Fund of Funds, Inc.
                    (File No. 333-64917) (CIK No. 0001071081)


Gentlemen:
    In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on June 14, 2000.


                                      Very truly yours,


                                       Integrity Small-Cap Fund of Funds, Inc.

                                             By:   /s/ Robert E. Walstad
                                                  ----------------------
                                                       President